ACCRUED EXPENSES AND OTHER LIABILITIES (Schedule of Accrued Expenses and Other Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
ACCRUED EXPENSES AND OTHER LIABILITIES
Payroll and welfare benefit	$ 17,655		$ 5,578
Other taxes and surcharges payable	30,527		38,935
Amounts payable to employees	2,311		2,269
Amounts payable to sales and marketing agents	25,364		30,934
Interest payables	4,155		1,585
Utility and property management payables	6,508		6,538
Construction payables	3,869		3,216
Amounts due to foremen and suppliers of decoration services	2,115		2,562
Deposits for rental	3,941		7,683
Cash incentives payable to home buyers	5,378		5,893
Lease liability, current	2,361
Others	16,060		13,731
Accrued expenses and other liabilities	$ 120,244	$ 120,592	$ 118,924